Biological Assets - Summary of Significant Unobservable Inputs and Impact on Fair Value of Biological Assets (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 CAD ($) Quantity	Dec. 31, 2021 CAD ($) Quantity
Yield per Square Foot of Growing Space
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change | $	[1]	$ 279	$ 435
Average Net Selling Price
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change | $	[2]	687	1,014
After Harvest Cost to Complete and Sell
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change | $		$ 187	$ 249
Weighted Average Input
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Yield per square foot of growing space | Quantity	[1]	48	49
Average net selling price | Quantity	[2]	4.66	4.49
After harvest cost to complete and sell | Quantity		1.27	1.06

[1]	Varies by strain; obtained through historical growing results or grower estimate if historical results are not available.
[2]	Varies by strain and sales market; obtained through average selling prices or estimated future selling prices if historical results are not available.